SHARE-BASED COMPENSATION (Details) (USD $)	12 Months Ended			1 Months Ended	0 Months Ended											1 Months Ended		0 Months Ended
	Feb. 28, 2014	Feb. 28, 2013	Feb. 29, 2012	Aug. 31, 2013 Amended and restated 2010 Share Incentive Plan	Feb. 19, 2011 Officer 70,000 nonvested shares modified item	Aug. 17, 2011 Officer 52,500 nonvested shares modified item	Nov. 15, 2013 Employees	Oct. 25, 2013 Employees item	Mar. 02, 2013 Employees	Mar. 02, 2012 Employees	Jul. 26, 2011 Employees	Apr. 08, 2011 Employees and independent directors	Oct. 25, 2013 Executive officers and employees	Jul. 26, 2010 Executive officers and employees	Jun. 13, 2011 Independent director	Jun. 30, 2011 Independent director 12,000 nonvested shares modified item	Jun. 30, 2011 Independent director and officer 12000 and 52500 nonvested shares modified item	Oct. 25, 2013 Executive officers item	Jul. 26, 2011 On first anniversary of the date of grant Employees	Jul. 26, 2010 On first anniversary of the date of grant Executive officers and employees	Jul. 26, 2010 Over the next two anniversaries of the date of grant Executive officers and employees item	Jun. 13, 2011 Over the next two anniversaries of the date of grant Independent director item	Jul. 26, 2011 Over the next four anniversaries of the date of grant Employees item	Jul. 26, 2010 Over the next four anniversaries of the date of grant Executive officers and employees item	Apr. 08, 2011 Period beginning July 2011 through January 2015 Employees and independent directors	Apr. 08, 2011 On October 19 of each year for three years subsequent to the date of grant Employees and independent directors item	Jun. 13, 2011 Over the three anniversaries of the date of grant Independent director item	Jul. 26, 2011 On second anniversary of the date of grant Employees	Jul. 26, 2011 On third anniversary of the date of grant Employees	Jul. 26, 2011 On fourth anniversary of the date of grant Employees	Mar. 02, 2012 January 26 of each year from 2013 to 2023 Employees	Mar. 02, 2012 January 26 of 2013 Employees	Mar. 02, 2013 January 26 of 2014 Employees	Mar. 02, 2012 January 26 of 2014 Employees	Mar. 02, 2012 January 26 of 2015 Employees	Mar. 02, 2012 January 26 of 2016 Employees	Mar. 02, 2012 January 26 of 2017 Employees	Mar. 02, 2012 January 26 of 2018 Employees	Mar. 02, 2012 January 26 of 2019 Employees	Mar. 02, 2012 January 26 of 2020 Employees	Mar. 02, 2012 January 26 of 2021 Employees	Mar. 02, 2012 January 26 of 2022 Employees	Mar. 02, 2012 January 26 of 2023 Employees	Mar. 02, 2012 July 26 of each year from 2012 to 2014 Employees	Mar. 02, 2012 July 26 of 2012 Employees	Mar. 02, 2012 July 26 of 2013 Employees	Mar. 02, 2012 July 26 of 2014 Employees	Nov. 15, 2013 January 26 of each year from 2014 to 2023 Employees item	Mar. 02, 2013 January 26 of each year from 2014 to 2023 Employees item	Oct. 25, 2013 January 26 of each year from 2014 to 2023 Executive officers and employees item	Nov. 15, 2013 January 26 of each year from 2014 to 2019 Employees item	Nov. 15, 2013 January 26 of each year from 2014 to 2017 Employees item	Nov. 15, 2013 January 26 of each year from 2015 to 2018 Employees item
Share-based compensation
Aggregate number of common shares that may be issued as a percent of total issued and outstanding shares				5.00%
Threshold percentage of share authorized				1.00%
Number of nonvested shares granted	1,591,800	6,845,800	586,100				219,800		564,000	6,845,800	40,800	409,300	808,000	5,419,500	136,000
Estimated fair value of the ordinary share on the grant date (in dollars per share)	$ 7.67	$ 5.56	$ 5.40											$ 4.05
Percentage of granted non vested shares which will vest																				100.00%
Vesting of nonvested shares	1,784,364	1,873,398	2,379,740																12,000	945,100	831,400	16,000		3,643,000	337,300	72,000	120,000	10,200	10,200	8,400	6,821,800	512,800	4,000	777,600	777,600	777,600	777,600	777,600	579,600	579,600	537,800	496,000	228,000	24,000	12,000	6,000	6,000	110,000	560,000		66,600	27,200	16,000
Number of batches in which nonvested shares will vest						3															2	2		4		3	3																					10	10	10	6	4	4
Number of next anniversaries of the date of grant over which nonvested awards will vest																					2	2	4	4			3
Number of individuals to whom shares are granted								1										2
Number of independent directors and employees affected by modification					1											1
Original vesting period					4 years	3 years
Vesting period					1 year																					3 years
Number of nonvested shares under modification					70,000	52,500										12,000
Unrecognized compensation expense	$ 39,216,580				$ 243,111												$ 170,410
Number of persons affected by modification																	2